Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Investment (Detail) - Valued using models (without observable inputs) [member] $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,825
Corporate equity [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	6x
Corporate equity [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	18x
Loan [Member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Change in fair value reasonably possible alternatives	$ 3
Fair value of assets	$ 1,450
Loan [Member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discount range of input values	0.50%
Loan [Member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discount range of input values	1.75%